Leases (Details) - Schedule of Movement in Lease Liabilities - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement in Lease Liabilities [Line Items]
Balance Beginning			$ 1,542,895
Additions	$ 63,642	$ 174,190	96,738
Accrued interest	126,167	99,324	94,555
Remeasurements	185,514	138,237	171,083
Terminations	(8,365)	(66,937)	(15,406)
Payments of lease liabilities including interests	(396,399)	(363,316)	(315,739)
Effect of exchange differences on the translation into presentation currency	(58,555)	79,950	20,601
Other		(136)	(84)
Balance Ending	$ 1,567,959	$ 1,655,955	$ 1,594,643